Future Minimum Annual Rentals, Excluding Percentage Rentals Non-cancelable Lease Terms Greater Than One Year (Detail) $ in Thousands	Apr. 27, 2019 USD ($)
Operating Leased Assets [Line Items]
2020	$ 315,393
2021	263,304
2022	212,850
2023	145,635
2024	90,197
After 2024	97,687
Operating Leases, Future Minimum Payments Due, Total	$ 1,125,066